Fair Value Measurements - Summary of Fair Value and Changes to Fair Value of Level 3 Financial Liabilities (Detail) - Funko Acquisition Holdings, L.L.C. [Member] - Fair Value Measurements Recurring Basis [Member] - Level 3 [Member] - Contingent Consideration Liability From Business Acquisitions [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,500	$ 25,000
Additions		2,470
Payments	$ (2,500)	(25,000)
Changes in fair value		30
Ending Balance		$ 2,500